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                                              Rule 497(d)
                                              Reg. No. 333-33988



                              National Equity Trust
                        Forbes Forty Index Trust Series 3

                Supplement to Prospectus dated August 4, 2000

Revised deferred sales charge schedule:

DEFERRED SALES CHARGE DEDUCTION DATES: The first day of each month commencing September 1, 2000 and ending on June 1, 2001.